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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois   August 14, 2012
   -------------------------------    -----------------   ---------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              302,652
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------------- ----------- -------- ---------------------- ------------ ---------- -------------------
                                 TITLE                    VALUE   SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER           OF CLASS       CUSIP     (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED   NONE
---------------------------- -------------- ----------- -------- --------- ----- ------ ------------ ---------- ---- --------- ----
ACCURIDE CORP NEW               COM NEW     00439T 20 6      883   147,195   SH             OTHER        *             147,195
ADVANCE AUTO PARTS INC            COM       00751Y 10 6   18,087   265,130   SH             OTHER        *             265,130
CHARTER COMMUNICATIONS INC
 DEL                          CLASS A NEW   16117M 30 5   28,586   403,356   SH             OTHER        *             403,356
CHILDRENS PL RETAIL
 STORES INC                       COM       168905 10 7   29,278   587,553   SH             OTHER        *             587,553
DONNELLEY R R & SONS CO           COM       257867 10 1    1,331   113,058   SH             OTHER        *             113,058
EXPEDITORS INTL WASH INC          COM       302130 10 9    6,433   166,000   SH             OTHER        *             166,000
GOOGLE INC                      CLASS A     38259P 50 8   19,722    34,000   SH             OTHER        *              34,000
JDA SOFTWARE GROUP INC            COM       46612K 10 8   23,884   804,448   SH             OTHER        *             804,448
LOWES COS INC                     COM       548661 10 7    9,360   329,100   SH             OTHER        *             329,100
MICROSOFT CORP                    COM       594918 10 4   27,207   889,400   SH             OTHER        *             889,400
NRG ENERGY INC                  COM NEW     629377 50 8    3,462   199,400   SH             OTHER        *             199,400
PACKAGING CORP AMER               COM       695156 10 9    7,709   272,987   SH             OTHER        *             272,987
ROCK-TENN CO                    CLASS A     772739 20 7   31,344   574,585   SH             OTHER        *             574,585
SIGNET JEWELERS LTD               SHS       G81276 10 0   31,724   720,841   SH             OTHER        *             720,841
TEMPUR PEDIC INTL INC             COM       88023U 10 1    8,434   360,600   SH             OTHER        *             360,600
TIME WARNER CABLE INC             COM       88732J 20 7    6,847    83,400   SH             OTHER        *              83,400
URBAN OUTFITTERS INC              COM       917047 10 2   21,809   790,471   SH             OTHER        *             790,471

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
WABCO HLDGS INC                   COM       92927K 10 2   26,552   501,640   SH             OTHER        *             501,640

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.